Borrowings - Schedule of Other Secured Borrowings (Details) - USD ($)			9 Months Ended		12 Months Ended
		Apr. 16, 2015	Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013		Feb. 15, 2013
Line of Credit Facility [Line Items]
Available borrowing capacity			$ 176,900,000
Long-term debt, gross			2,953,518,000		$ 2,258,641,000		$ 1,266,973,000
Total Balance					4,173,938,000
Other Secured Borrowings [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity			92,489,000		17,982,000
Discount			(3,009,000)		(4,031,000)	[1]	(5,349,000)	[1]
Total Balance			$ 1,001,070,000		$ 1,733,691,000		$ 1,777,669,000
Weighted average interest rate			4.42%		4.33%		4.86%
Other Secured Borrowings [Member] | Total Servicing Lines Of Credit [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity			$ 92,489,000
Long-term debt, gross			$ 1,004,079,000		$ 1,737,722,000
Senior Unsecured Notes [Member]
Line of Credit Facility [Line Items]
Maturity date			May 15, 2019
Total Balance					350,000,000
Servicing [Member] | Other Secured Borrowings [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity			$ 23,871,000		17,982,000
Long-term debt, gross			$ 732,056,000		1,309,268,000		$ 1,323,286,000
Servicing [Member] | Other Secured Borrowings [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Maturity date	[2]		Feb. 28, 2018
Available borrowing capacity			$ 0
Long-term debt, gross			$ 705,927,000		$ 1,277,250,000
Servicing [Member] | Other Secured Borrowings [Member] | SSTL [Member]
Line of Credit Facility [Line Items]
Maturity date	[1],[3]				Feb. 28, 2018
Available borrowing capacity	[1]				$ 0
Long-term debt, gross	[1]				$ 1,277,250,000		1,290,250,000
Discount									$ (6,500,000)
Servicing [Member] | Other Secured Borrowings [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Maturity date	[3]				May 31, 2017
Available borrowing capacity	[3]				$ 0
Long-term debt, gross	[3]				$ 0		15,529,000
Servicing [Member] | Other Secured Borrowings [Member] | Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date	[4]				Jun. 30, 2015
Available borrowing capacity	[4]				$ 17,982,000
Long-term debt, gross	[4]				32,018,000		17,507,000
Servicing [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date	[5]		Jul. 31, 2016
Available borrowing capacity	[5]		$ 23,871,000
Long-term debt, gross	[5]		26,129,000		32,018,000
Lending [Member] | Other Secured Borrowings [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity			68,618,000		0
Long-term debt, gross			$ 272,023,000		$ 428,454,000		455,020,000
Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date	[6]				Jun. 30, 2015
Available borrowing capacity	[6]				$ 0
Long-term debt, gross	[6]				$ 208,010,000		105,659,000
Lending [Member] | Other Secured Borrowings [Member] | Participation Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Apr. 30, 2016	[7]	Apr. 30, 2016	[8]
Available borrowing capacity			$ 0	[7]	$ 0	[8]
Long-term debt, gross			$ 46,597,000	[7]	$ 41,646,000	[7],[8]	81,268,000	[8]
Lending [Member] | Other Secured Borrowings [Member] | Participation Agreement Two [Member]
Line of Credit Facility [Line Items]
Maturity date			Apr. 30, 2016	[9]	Apr. 30, 2016	[10]
Available borrowing capacity			$ 0	[9]	$ 0	[10]
Long-term debt, gross			$ 33,864,000	[9]	$ 196,000	[9],[10]	0	[10]
Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement Two [Member]
Line of Credit Facility [Line Items]
Maturity date			Aug. 31, 2016	[11]	Jul. 31, 2015	[12]
Available borrowing capacity	[11]		$ 68,618,000
Long-term debt, gross	[11]		$ 131,382,000		$ 208,010,000
Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement Two [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity	[12]				0
Long-term debt, gross	[12]				$ 102,073,000		91,990,000
Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Jul. 31, 2015	[13]	Nov. 30, 2014	[14]
Debt Instrument, Redemption Period, End Date		Apr. 16, 2015
Available borrowing capacity			$ 0	[13]	$ 0	[14]
Long-term debt, gross			$ 0	[13]	$ 102,073,000	[13]	89,836,000	[14]
Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			Jul. 31, 2015	[15]	Jul. 31, 2015	[16]
Available borrowing capacity			$ 0	[15]	$ 0	[16]
Long-term debt, gross			$ 0	[15]	$ 52,678,000	[15],[16]	51,975,000	[16]
Lending [Member] | Other Secured Borrowings [Member] | Mortgage Warehouse Agreement [Member]
Line of Credit Facility [Line Items]
Maturity date			May 31, 2016	[17]	May 31, 2015	[18]
Available borrowing capacity			$ 0	[17]	$ 0	[18]
Long-term debt, gross			$ 60,180,000	[17]	$ 23,851,000	[17],[18]	34,292,000	[18]
Interest rate at floor			3.50%	[17]	3.50%	[18]
Corporate Items and Other [Member] | Other Secured Borrowings [Member] | Securities Sold Under Agreement to Repurchase [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity	[19]				$ 0
Long-term debt, gross	[19]				0		4,712,000
Corporate Items and Other [Member] | Other Secured Borrowings [Member] | Total Servicing Lines Of Credit [Member]
Line of Credit Facility [Line Items]
Available borrowing capacity					17,982,000
Long-term debt, gross					$ 1,737,722,000		$ 1,783,018,000
LIBOR [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Interest rate	[3]				3.50%
LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate	[6]				1.75%
LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement Two [Member]
Line of Credit Facility [Line Items]
Interest rate	[11]		2.00%
LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate			2.75%	[15]	2.75%	[16]
LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Mortgage Warehouse Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate			2.75%	[17]	2.75%	[18]
Eurodollar [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Interest rate	[2]		3.75%
Interest rate at floor	[2]		1.25%
Eurodollar [Member] | Servicing [Member] | Other Secured Borrowings [Member] | SSTL [Member]
Line of Credit Facility [Line Items]
Interest rate	[1],[3]				3.75%
Interest rate at floor	[1],[3]				1.25%
Maximum [Member] | LIBOR [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate	[4]				3.45%
Maximum [Member] | LIBOR [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate	[5]		3.45%
Maximum [Member] | LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement Two [Member]
Line of Credit Facility [Line Items]
Interest rate	[12]				2.75%
Maximum [Member] | LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate			2.75%	[13]	2.00%	[14]
Minimum [Member] | LIBOR [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate	[4]				2.00%
Minimum [Member] | LIBOR [Member] | Servicing [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate	[5]		2.00%
Minimum [Member] | LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement Two [Member]
Line of Credit Facility [Line Items]
Interest rate	[12]				1.75%
Minimum [Member] | LIBOR [Member] | Lending [Member] | Other Secured Borrowings [Member] | Master Repurchase Agreement [Member]
Line of Credit Facility [Line Items]
Interest rate			1.75%	[13]	1.75%	[14]
Class A-2 Note [Member] | LIBOR [Member] | Corporate Items and Other [Member] | Other Secured Borrowings [Member] | Securities Sold Under Agreement to Repurchase [Member]
Line of Credit Facility [Line Items]
Interest rate	[19]				2.00%
Class A-3 Note [Member] | LIBOR [Member] | Corporate Items and Other [Member] | Other Secured Borrowings [Member] | Securities Sold Under Agreement to Repurchase [Member]
Line of Credit Facility [Line Items]
Interest rate	[19]				3.00%

[1]	On February 15, 2013, we entered into a new SSTL facility agreement and borrowed $1.3 billion that was used principally to fund the ResCap Acquisition and repay the balance of the previous SSTL. The loan was issued with an original issue discount of $6.5 million that we are amortizing over the term of the loan. We are required to repay the principal amount of the borrowings in consecutive quarterly installments of $3.3 million. In addition, we are generally required to use the net cash proceeds (as defined) from any asset sale (as defined) to repay loan principal. Generally, this provision applies to non-operating sales of assets, and net cash proceeds represent the proceeds from the sale of the assets, net of the repayment of any debt secured by a lien on the assets sold. However, for asset sales that are part of an HLSS Transaction, we have the option, within 180 days, either to invest the net cash proceeds in MSRs or related assets, such as advances, or to repay loan principal. The borrowings are secured by a first priority security interest in substantially all of the assets of Ocwen. Borrowings bear interest, at the election of Ocwen, at a rate per annum equal to either (a) the base rate [the greatest of (i) the prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50% and (iii) the one-month Eurodollar rate (1-Month LIBOR)], plus a margin of 2.75% and a base rate floor of 2.25% or (b) the one month Eurodollar rate, plus a margin of 3.75% and a one month Eurodollar floor of 1.25%. To date we have elected option (b) to determine the interest rate.On September 23, 2013, we entered into Amendment No. 1 to the Senior Secured Term Loan Facility Agreement and Amendment No. 1 to the related Pledge and Security Agreement. These amendments:•permit repurchases of all of the Preferred Shares, which may be converted to common stock prior to repurchase, and up to $1.5 billion of common stock, subject, in each case, to pro forma financial covenant compliance; •eliminate the dollar cap on Junior Indebtedness (as defined in the SSTL) but retain the requirement for any such issuance to be subject to pro forma covenant compliance; •include a value for whole loans (i.e., loans held for sale) in collateral value for purposes of calculating the loan-to-value ratio and include specified deferred servicing fees and the fair value of specified mortgage servicing rights in net worth for purposes of calculating the ratio of consolidated total debt to consolidated tangible net worth; and •modify the applicable quarterly covenant levels for the corporate leverage ratio, ratio of consolidated total debt to consolidated tangible net worth and loan-to-value ratio.On March 2, 2015 and April 17, 2015, respectively, we entered into Amendments No. 2 and No. 3 to the Senior Secured Term Loan Facility Agreement. See Note 30 — Subsequent Events for additional information regarding these amendments.
[2]	The borrowings are secured by a first priority security interest in substantially all of the assets of Ocwen. Borrowings bear interest, at the election of Ocwen, at a rate per annum equal to either (a) the base rate (the greatest of (i) the prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50% and (iii) the one-month Eurodollar rate (1-Month LIBOR)), plus a margin of 2.75% and subject to a base rate floor of 2.25% or (b) the one month Eurodollar rate, plus a margin of 3.75% and subject to a one month Eurodollar floor of 1.25%. To date we have elected option (b) to determine the interest rate.On October 16, 2015, we entered into an amendment to the SSTL facility agreement pursuant to which, among other things, the Eurodollar margin was increased from 3.75% to 4.25%, effective October 20, 2015. See Note 21 – Subsequent Events for additional information.
[3]	This note was repaid in full on February 28, 2014.
[4]	Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million. On June 30, 2014, the maturity date of this facility was extended to June 29, 2015.
[5]	On September 30, 2015, this repurchase agreement was renewed through September 29, 2016. Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million.
[6]	Under this repurchase agreement, the lender provides financing on a committed basis for $150.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $150.0 million. On April 17, 2014, the maturity date of this facility was extended to April 16, 2015. On March 24, 2015, the maturity date of this facility was further extended to June 10, 2015.
[7]	Under this participation agreement, the lender provides financing for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[8]	Under this participation agreement, the lender provides financing on an uncommitted basis for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On May 31, 2014, the maturity date of this facility was extended to May 31, 2015. On March 10, 2015, the maturity date of this agreement was further extended to April 30, 2016, and the maximum borrowing was reduced to $50.0 million. On April 16, 2015, the maximum borrowing capacity was increased to $100.0 million.
[9]	Under this participation agreement, the lender provides financing for $150.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.
[10]	On November 12, 2014, we entered into this participation agreement under which the lender provides financing on an uncommitted basis up to $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On March 10, 2015, the maturity date of this agreement was extended to April 30, 2016, and the maximum borrowing was increased to $150.0 million.
[11]	On August 25, 2015, this repurchase agreement was renewed through August 23, 2016. Borrowing capacity was reduced from $300.0 million, of which $150.0 million was provided on an uncommitted basis, to $200.0 million all of which is provided on a committed basis.
[12]	Under this repurchase agreement, the lender provides financing on a committed basis for $75.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $75.0 million. On September 2, 2014, the maturity date of this facility was extended to October 2, 2014. On October 2, 2014, the maturity date was further extended to September 1, 2015. On March 31, 2015, the maturity date was revised to July 31, 2015, and the committed lending capacity was to decline to zero on May 29, 2015. On April 16, 2015, this facility was terminated.
[13]	On April 16, 2015, this facility was voluntarily terminated.
[14]	On October 24, 2014, this facility was repaid in full and terminated.
[15]	This facility was allowed to expire.
[16]	On September 2, 2014, the maximum borrowing capacity under this facility was reduced to $37.5 million on a committed basis plus an additional $37.5 million on an uncommitted basis at the discretion of the lender. On December 31, 2014, the termination date of this facility was extended to January 16, 2015. On January 16, 2015, the termination date was further extended to April 16, 2015. On March 31, 2015, the maturity date was further extended to July 31, 2015; however, the committed lending capacity declines to zero on May 29, 2015. On April 16, 2015, the maximum borrowing capacity under this agreement was reduced to $37.5 million, all of which is committed.
[17]	Borrowing capacity of $100.0 million under this facility is available at the discretion of the lender. This facility was renewed on August 24, 2015, and the borrowing capacity was increased from $60.0 million to $100.0 million.
[18]	Borrowing capacity under this facility of $60.0 million is available on an uncommitted basis at the discretion of the lender. In August 2014, the maturity date of this facility was extended to May 28, 2015.
[19]	This agreement was terminated December 12, 2014.